NORTH AMERICAN GOVERNMENT BOND FUND, INC.

Supplement Dated March 14, 2011

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2011

In the section entitled “Portfolio Manager” on page 30, the following disclosure replaces the third paragraph:

As of October 31, 2010, Mr. Medaugh beneficially owned Shares of the Fund having a value between $100,001-$500,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE